INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,162,205)	$ (1,602,089)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expenses	84,838	5,937
Lease expenses		76,627
Changes in operating assets and liabilities
Inventories	(73,267)	650,498
Prepaid expenses and other current assets	175,773	195,674
Accrued expenses and other liabilities	(117,022)	167,346
Deferred tax liabilities		(4,390)
Amount due to an affiliate		444,477
Operating lease liabilities	(396)	(68,237)
Tax refund	597
Net cash (used in) operating activities	(2,091,682)	(134,157)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of plant and equipment		(317,676)
Net cash (used in) investing activities		(317,676)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Director	1,600,000
Proceeds from reverse recapitalization	155,574
Proceeds from PIPE units	7,800,000
Payment of offering cost related to reverse recapitalization	(404,273)	(614,373)
Net cash provided by (used in) financing activities	9,151,301	(614,373)
Effect of change in exchange rate	(11,543)	473,972
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	7,048,076	(592,234)
Cash and cash equivalents, beginning of year	1,258,616	4,137,526
Cash and cash equivalents, end of year	8,306,692	3,545,292
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTMENT AND FINANCIAL ACTIVITIES INFORMATION:
Addition to operating lease right-of-use assets and lease liabilities		$ 344,702
Reclassification of Deferred Offering Costs to Additional Paid-in Capital Upon Business Combination	1,333,410
Assets acquired from reverse recapitalization	242,501
Liabilities assumed from reverse recapitalization (settled by working capital loan)	$ 1,001,134